Related Party transactions - Transactions and Balances Due to Related Parties - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2021	Jan. 31, 2021	Jan. 01, 2020	Dec. 26, 2019	Nov. 12, 2019	Apr. 11, 2018	Oct. 17, 2017	Sep. 18, 2017
Related Party Transaction [Line Items]
Payables due to related parties		$ 125,164	$ 708
Principle amount of loan				$ 1,000,000
Related parties		2,115,290	264,824
Inventories from related parties		268,009	6,560
Loan Agreements | Founder
Related Party Transaction [Line Items]
Number of shares guaranteed for payment obligations	4,000,000
Founders, Members of Founders Immediate Families and Special Purpose Vehicles Controlled by Founders and Shareholders
Related Party Transaction [Line Items]
Payables due to related parties		125,164	708
Techlong International Investment Limited
Related Party Transaction [Line Items]
Due to related party		$ 6,410,000	$ 7,400,000
Techlong International Investment Limited | Class A-2 (Round B) Preferred Shares
Related Party Transaction [Line Items]
Principle amount of loan								$ 2,000,000	$ 3,000,000	$ 1,500,000	$ 1,500,000
Interest rate of loan						8.00%		8.00%	6.00%	6.00%	6.00%
Techlong International Investment Limited | Class A Ordinary Shares | Loan Agreements
Related Party Transaction [Line Items]
Principle amount of loan	$ 8,000,000
Delta Capital Growth Fund II, L.P
Related Party Transaction [Line Items]
Interest rate of loan				8.00%
Delta Capital Growth Fund II, L.P | Class A Ordinary Shares
Related Party Transaction [Line Items]
Principle amount of loan					$ 2,000,000		$ 2,000,000
Interest rate of loan					10.00%		10.00%